Common shares	12 Months Ended
Dec. 31, 2021
Shareholders' Equity
Common Shares

16. Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

			For the years ended
	December 31, 2021		December 31, 2020
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	64,437,790	$95,327,123	64,406,891	$95,313,064
Issuance for Employee Share Purchase Plan	304,550	173,023	30,899	14,059
Issuance for Restricted Stock Units	208,370	114,604	-	-
Issuance for SFD® Geothermal Right (Note 9)	300,000	164,602	-	-
As at the end of the year	65,250,710	95,779,352	64,437,790	95,327,123

	For the Year Ended
	December 31, 2019
	# of shares	$ amount
As at the beginning of the year	68,573,558	$96,656,248
Shares retired during the year	(4,166,667)	(1,343,184)
As at the end of the year	64,406,891	95,313,064

In December 2021, the TSX approved the issuance of 300,000 common shares for the SFD® Geothermal Right for a value of $207,300 less issuance costs of $42,697 (Note 9). Before the approval of the TSX, the Company recorded the value of the common share consideration in Contributed capital.

In 2019, the Company purchased 4,166,667 common shares in the capital of the Company at a price of $0.30 per common share for total gross costs of $1.25 million plus related costs of $93,184 through a targeted issuer bid. The 4,166,667 shares were cancelled immediately after they were purchased.